Derivative Instruments (Tables)	12 Months Ended
Nov. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Values of Derivative Instruments
The fair values of the Company’s derivative instruments are disclosed in
Note 7
- Fair Value Measurements and summarized in the table below:

	Value as of
Balance Sheet Line Item	November 30, 2020	November 30, 2019
Derivative instruments not designated as hedging instruments:
Foreign exchange forward contracts (notional value)	$274,181	$285,343
Other current assets	209	3,090
Other accrued liabilities	3,232	532
Interest rate swap (notional value)	$100,000	$100,000
Other assets, net	—	515
Other accrued liabilities	128	—
Derivative instruments designated as cash flow hedges:
Interest rate swaps (notional value)	$1,500,000	$1,900,000
Other accrued liabilities	115,598	83,428

Effect of Derivative Instruments in AOCI and Consolidated Statements of Earnings
The following table shows the gains and losses, before taxes, of the Company’s derivative instruments designated as cash flow hedges and not designated as hedging instruments in Other Comprehensive Income (“OCI”), and the Consolidated Statements of Operations:

	Location of Gains (losses)	For the fiscal years ended November 30,
	in Income	2020	2019	2018
Interest expense and finance charges, net		$(79,023)	$(74,225)	$(46,436)
Other income (expense), net		(6,172)	28,083	(13,369)
Derivative instruments designated as cash flow hedges:
Gains (losses) recognized in OCI on Interest rate swaps		$(66,372)	$(88,569)	$(1,256)

Gains (losses) on interest rate swaps reclassified from AOCI into income	Interest expense and finance charges, net	$(34,443)	$(8,455)	$2,792

Derivative instruments not designated as hedging instruments:
Gains (losses) recognized from foreign exchange forward contracts, net (1)	Other income (expense), net	$1,844	$(588)	$(2,919)
Gains (losses) recognized from interest rate swaps, net	Interest expense and finance charges, net	(643)	(3,004)	(318)

Total		$1,201	$(3,592)	$(3,237)

(1)	The gains and losses largely offset the currency gains and losses that resulted from changes in the assets and liabilities denominated in nonfunctional currencies.